Intangible Assets	12 Months Ended
Dec. 31, 2024
Intangible Assets Disclosure [Abstract]
Intangible Assets
6. Intangible Assets
The following is a summary of the Company’s intangible assets, net (in thousands):

	Term	2024	2023
Intellectual property	1-5 years	$8,491	$5,970
Software licenses	3 years	8,320	5,124
Accumulated amortization		(5,082)	(5,537)

Intangible assets, net		$11,729	$5,557

During the years ended December 31, 2024 and 2023, the Company purchased and capitalized certain license software tooling costs and intellectual property licensing agreements of $10.8 million and $0.4 million, respectively to support research and development efforts.
Amortization expense relating to the Company’s intangible assets was approximately $4.7 million and $4.4 million for the years ended December 31, 2024 and 2023, respectively, and was included in research and development expense in the accompanying consolidated statement of operations and comprehensive loss.
The following table represents the total estimated amortization of intangible assets for the succeeding years (in thousands):

2025	$5,336
2026	4,145
2027	2,248

Total amortization expense	$11,729